Long-Term Debt (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Debt Instrument [Line Items]
Subordinated debt		₨ 218,755.0	$ 2,901.6	₨ 211,320.0
Others	[1]	808,222.0	10,720.5	833,265.2
Less: Debt issuance cost		(458.7)	(6.0)	(32.2)
Total		₨ 1,026,518.3	$ 13,616.1	₨ 1,044,553.0

[1]	Includes securities sold under repurchase agreements amounting to Rs. 17,260.0 million (USD 228.9 million) for the fiscal period ended March 31, 2020 with stated interest rate of 5.15% per annum, under RBI long-term repo operation with a three-year maturity period.